SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Revenues by Geographical Areas from External Customers) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 988,760	$ 761,088	$ 603,704
America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	563,824	414,775	316,446
Europe and Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		251,597	195,324	159,768
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		51,053	51,108	46,232
Asia and others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		122,286	99,881	81,258
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 481,098	$ 363,431	$ 278,784

[1]	Include revenue from USA in amount of $278,784, $363,431 and $481,098 for 2018, 2019 and 2020, respectively.